SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]

23) SEGMENT INFORMATION

The CEO is the Chief Operating Decision Maker (“CODM”). Management has determined the operating segments on the basis of the information reviewed by the CEO for the purposes of allocating resources and assessing performance. The results measurement used by the CEO to assess the performance of the Atento Group’s segments is the EBITDA and Adjusted EBITDA (as defined below).

The CEO considers the business from the geographical perspective in the following areas:

• EMEA, which combines the activities carried out regionally in Spain.

• The Americas, which includes the activities carried out by the various Spanish-speaking companies in Mexico, Central and South America. It also includes transactions in the United States.

• Brazil, which is managed separately in view of its different language and major importance.

The Atento Group uses EBITDA and Adjusted EBITDA to track the performance of its segments and to establish operating and strategic targets. Management believes that EBITDA and Adjusted EBITDA provides an important measure of the segment’s operating performance because it allows management to evaluate and compare the segments’ operating results, including their return on capital and operating efficiencies, from period to period by removing the impact of their capital structure (interest expenses), asset bases (depreciation and amortization), and tax consequences. EBITDA is defined as profit/(loss) for the period from continuing operations before net finance expense (which includes finance income, finance costs, change in fair value of financial instruments and net foreign exchange losses), income taxes and depreciation and amortization. Adjusted EBITDA is defined as EBITDA adjusted to exclude acquisition and integration related costs, restructuring costs, site relocation costs, financing fees, asset impairments and other items which are not related to our core operating results.

EBITDA and Adjusted EBITDA are a commonly reported measure and are widely used among analysts, investors and other interested parties in the Atento Group’s industry, although not a measure explicitly defined in IFRS, and therefore, may not be comparable to similar indicators used by other companies. EBITDA and Adjusted EBITDA should not be considered as an alternative to the profit for the year as a measurement of our consolidated earnings or as an alternative to consolidated cash flow from operating activities as a measurement of our liquidity.

The following tables present financial information for the Atento Group’s operating segments for the years ended December 31, 2017, 2018 and 2019 (in thousand U.S. dollars):

For the year ended December 31, 2017
	Thousands of U.S. dollars
	EMEA	Americas	Brazil	Other and eliminations	Total Group
Sales to other companies	80,020	435,195	652,696	-	1,167,911
Sales to Telefónica Group	143,424	317,849	292,110	(1)	753,382
Sales to other group companies	1	4,997	-	(4,980)	18
Other operating income and expense	(215,860)	(688,949)	(832,377)	12,745	(1,724,441)
EBITDA	7,585	69,092	112,429	7,764	196,870
Depreciation and amortization	(9,340)	(37,640)	(56,908)	(533)	(104,421)
Operating profit/(loss)	(1,755)	31,452	55,521	7,231	92,449
Net finance expense	(16,834)	(13,206)	(33,038)	(30,406)	(93,484)
Income tax	5,031	(9,667)	(8,822)	925	(12,533)
Profit/(loss) for the year	(13,558)	8,579	13,661	(22,250)	(13,568)
EBITDA	7,585	69,092	112,429	7,764	196,870
Restructuring costs	3,831	8,473	4,011	464	16,779
Other	115	4,208	119	2,875	7,317
Shared services expenses	3,259	1,734	8,155	(13,148)	-
Adjusted EBITDA (unaudited)	14,790	83,507	124,714	(2,045)	220,966
Capital expenditure	3,948	24,503	38,825	259	67,535
Intangible, Goodwill and PP&E	49,101	178,485	306,672	1,185	535,443
Allocated assets	401,332	603,770	677,149	(351,946)	1,330,305
Allocated liabilities	126,575	280,575	499,670	45,646	952,466

For the year ended December 31, 2018
	Thousands of U.S. dollars
	EMEA	Americas	Brazil	Other and eliminations	Total Group
Sales to other companies	93,173	388,889	609,307	-	1,091,369
Sales to Telefónica Group	147,686	293,945	266,596	-	708,227
Sales to other group companies	-	25,910	1,756	(9,082)	18,584
Other operating income and expense	(228,591)	(652,531)	(794,148)	41,840	(1,633,430)
EBITDA	12,268	56,213	83,511	32,758	184,750
Depreciation and amortization	(9,733)	(34,683)	(50,376)	(453)	(95,245)
Operating profit/(loss)	2,535	21,530	33,135	32,305	89,505
Net finance expense	(1,620)	(5,536)	(30,309)	(18,140)	(55,605)
Income tax	(893)	(2,054)	(1,422)	(9,045)	(13,414)
Profit for the year	22	13,940	1,404	5,120	20,486
EBITDA	12,268	56,213	83,511	32,758	184,750
Shared services expenses	7,232	17,287	15,888	(40,407)	-
Adjusted EBITDA (unaudited)	19,500	73,500	99,399	(7,649)	184,750
Capital expenditure	6,192	41,466	42,226	1	89,885
Intangible, Goodwill and PP&E	42,766	195,369	251,520	476	490,131
Allocated assets	394,325	557,695	595,807	(334,474)	1,213,353
Allocated liabilities	122,784	254,150	437,200	59,126	873,260

For the year ended December 31, 2019
	Thousands of U.S. dollars
	EMEA	Americas	Brazil	Other and eliminations	Total Group
Sales to other companies	98,545	387,272	598,297	-	1,084,114
Sales to Telefónica Group	134,241	245,909	226,989	-	607,139
Sales to other group companies	22	26,933	2,022	(12,944)	16,033
Other operating income and expense	(215,821)	(629,380)	(730,427)	21,769	(1,553,859)
EBITDA	16,987	30,734	96,881	8,825	153,427
Depreciation and amortization	(15,791)	(48,951)	(75,769)	(271)	(140,782)
Operating profit/(loss)	1,196	(18,217)	21,112	8,554	12,645
Net finance expense	(1,414)	(5,612)	(46,504)	(3,590)	(57,120)
Income tax	(21,960)	(2,048)	7,392	(19,602)	(36,218)
Loss for the year	(22,178)	(25,877)	(18,000)	(14,638)	(80,693)
EBITDA	16,987	30,734	96,881	8,825	153,427
Shared services expenses	4,832	8,822	14,856	(28,510)	-
Adjusted EBITDA (unaudited)	21,819	39,556	111,737	(19,685)	153,427
Capital expenditure	3,312	22,370	40,570	-	66,252
Intangible, Goodwill and PP&E	48,712	186,111	342,954	623	578,400
Allocated assets	388,416	557,822	711,563	(353,190)	1,304,611
Allocated liabilities	139,834	294,227	577,009	86,521	1,097,591

"Other and eliminations" includes activities of the intermediate holdings in Spain (Atento Spain Holdco, S.L.U.), Luxembourg holdings, as well as inter-group transactions between segments.

The breakdown of sales to customers by the main countries where the Atento Group operates is as follow:

	For the years ended December 31,
	2017	2018	2019
Country
Spain	223,445	240,859	232,697
Other and eliminations (*)	(1)	-	112
EMEA	223,444	240,859	232,809

Argentina	142,473	134,557	98,237
Chile	97,196	112,679	99,881
Colombia	75,373	71,219	72,609
El Salvador	12,527	14,260	16,933
United States	48,341	42,318	43,640
Guatemala	16,732	16,195	11,620
Mexico	178,537	177,595	179,835
Peru	151,681	136,266	116,202
Puerto Rico	10,156	9,439	12,278
Uruguay	3,184	2,866	2,314
Panama	4,466	4,095	3,683
Nicaragua	5,053	4,360	3,864
Costa Rica	7,325	7,431	7,493
Other and eliminations (*)	4,997	(24,536)	(8,475)
Americas	758,041	708,744	660,114
Brazil	944,806	875,903	825,286
Other and eliminations (*)	-	1,758	2,022
Brazil	944,806	877,661	827,308
Other and eliminations (*)	(4,980)	(9,084)	(12,945)
Total revenue	1,921,311	1,818,180	1,707,286

(*) Includes holding company level revenues and consolidation adjustments.

The Atento Group signed a framework contract with Telefónica that expires on December 31, 2021. In 2019, 35.6% of service revenue were generated from business with Telefónica Group companies (39.0% in 2018 and 39.2% in 2017).